Significant Accounting Policies - Summary of Finite Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Description of useful life, intangible assets other than goodwill	3 ~ 19 years
Software
Disclosure of detailed information about intangible assets [line items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line
Description of useful life, intangible assets other than goodwill	3 ~ 5 years
Value of business acquired
Disclosure of detailed information about intangible assets [line items]
Amortisation Method Intangible Assets Other Than Goodwill	Declining-balance
Description of useful life, intangible assets other than goodwill	30, 60 years
Others
Disclosure of detailed information about intangible assets [line items]
Amortisation Method Intangible Assets Other Than Goodwill	Straight-line / Declining-balance
Description of useful life, intangible assets other than goodwill	1 ~ 13 years